Finance Costs, Net (Tables)	6 Months Ended
Jun. 30, 2021
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Components of Finance Costs, Net, Include Interest Expense (Income)
The components of finance costs, net, include interest expense (in
c
ome) and other finance costs (income) as follows:

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020
Interest expense:
Debt	40	39	80	76
Derivative financial instruments — hedging activities	(1)	-	(2)	-
Other, net	5	5	12	8
Fair value gains on cash flow hedges, transfer from equity	(17)	(30)	(32)	(27)
Net foreign exchange losses on debt	17	30	32	27
Net interest expense — debt and other	44	44	90	84
Net interest expense — leases	2	3	4	5
Net interest expense — pension and other post-employment benefit plans	3	6	7	11
Interest income	-	(1)	(1)	(3)
Net interest expense	49	52	100	97

Components of Finance Costs, Net, Include Other Finance Costs (Income)

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020
Net (gains) losses due to changes in foreign currency exchange rates	(2)	21	4	(15)
Net gains on derivative instruments	-	(8)	-	(19)
Other finance (income) costs	(2)	13	4	(34)